Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(13)
Net gains/(losses) of which related to credit risk - on assets	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	12	0	11
Net gains/(losses) of which related to credit risk - on assets	3	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,183	1,698	1,901
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	10	46
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	144	196	(225)
Net gains/(losses) of which related to credit risk - on assets	34	(14)	(2)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	925	(1,105)	1,065
Net gains/(losses) of which related to credit risk - on assets	318	(256)	707
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,641	476	5,896
Net gains/(losses) of which related to credit risk - on assets	355	(332)	589
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(22)	(2)	(27)
Net gains/(losses) of which related to credit risk - on liabilities	8	45	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(114)	(575)	(471)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(350)	91	(51)
Net gains/(losses) of which related to credit risk - on liabilities	0	(2)	1
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(7,905)	2,342	(6,162)
Net gains/(losses) of which related to credit risk - on liabilities	(2,552)	1,909	273
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	826	(286)	(232)
Net gains/(losses) of which related to credit risk - on liabilities	912	(348)	(97)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(1,663)	1,210	341
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes	(931)	697	(73)
Bank | Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(13)
Net gains/(losses) of which related to credit risk - on assets	(13)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	12	0	11
Net gains/(losses) of which related to credit risk - on assets	3	0	0
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,183	1,698	1,901
Bank | Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	10	46
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	144	196	(225)
Net gains/(losses) of which related to credit risk - on assets	34	(14)	(2)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	925	(1,105)	1,065
Net gains/(losses) of which related to credit risk - on assets	318	(256)	707
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,641	476	5,896
Net gains/(losses) of which related to credit risk - on assets	355	(332)	589
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(22)	(2)	(27)
Net gains/(losses) of which related to credit risk - on liabilities	8	45	0
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(114)	(575)	(471)
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(350)	91	(51)
Net gains/(losses) of which related to credit risk - on liabilities	0	(2)	1
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(7,709)	2,301	(6,313)
Net gains/(losses) of which related to credit risk - on liabilities	(2,365)	1,769	166
Bank | Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	826	(286)	(232)
Net gains/(losses) of which related to credit risk - on liabilities	912	(348)	(97)